Notes Payable to Related Party (Details) (USD $)	0 Months Ended
	Oct. 19, 2010	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes Payable to Related Party (Textual)
Note payable to related party			$ 20,000	$ 20,000
Due to related party			2,672	5,942
Mr. Meller [Member]
Notes Payable to Related Party (Textual)
Principal amount	$ 45,000
Interest rate	3.00%
Maturity date, Description	Mr. Meller extended the due date of the remaining Note Payable from January 2014 to January 2015.